Subsequent Events (Details) - USD ($) $ in Millions			6 Months Ended
	Aug. 24, 2026	Aug. 15, 2026	Jun. 30, 2026
Subsequent Events [Line Items]
Total consideration (in Dollars)		$ 1.0
Consideration received			$ 1.8
Mr. Sit Hon [Member]
Subsequent Events [Line Items]
Total equity of Percentage			50.00%
Sora Valiant Limited [Member]
Subsequent Events [Line Items]
Total consideration (in Dollars)			$ 1.0
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares		5,000
Total consideration (in Dollars)		$ 5.0
Net asset	$ 13.6
Investment	15.6
Loss on disposal	1.8
Amount due to the parent company	$ 2.0
Subsequent Event [Member] | Mr. Sit Hon [Member]
Subsequent Events [Line Items]
Total equity of Percentage	50.00%	50.00%
Total consideration (in Dollars)		$ 5.0